Note 13 - Investment in Subsidiaries	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of interests in subsidiaries [text block]
1
3
.          Investment in subsidiaries

The principal operating undertakings in which the Group's interest at
June 30, 2020
is
20%
or more are as follows:

Subsidiary U ndertakings	Percentage of shares held	Registered address
VivoPower International Services Limited	100%	28 Esplanade, St Helier, Jersey, JE2 3QA
VivoPower USA, LLC	100%
VivoPower US-NC-31, LLC	100%	251 Little Falls Drive, Wilmington, DE, USA 19808
VivoPower US-NC-47, LLC	100%
VivoPower (USA) Development, LLC	100%
VivoPower Pty Ltd	100%
VivoPower WA Pty Ltd	100%
VVP Project 1 Pty Limited	100%
Amaroo Solar Pty. Ltd	100%
SC Tco Pty Limited	100%
SC Hco Pty Limited	100%
SC Fco Pty Limited	100%
Yoogali Solar Farm Pty Ltd	60%	153 Walker St, North Sydney NSW, Australia 2060
Daisy Hill Solar Farm Pty Ltd	60%
Aevitas O Holdings Pty Ltd	100%
Aevitas Group Limited	99.9%
Aevitas Holdings Pty Ltd	100%
Electrical Engineering Group Pty Limited	100%
J.A. Martin Electrical Pty Limited	100%
Kenshaw Electrical Pty Limited	100%
VivoPower Philippines Inc.	64%	Unit 10A, Net Lima Building, 5th Avenue cor. 26th
VivoPower RE Solutions Inc.	64%	Street, E-Square Zone, Crescent Park West,
V.V.P. Holdings Inc. *	40%	Bonifacio Global City, Taguig, Metro Manila

Associate and Joint Venture U ndertakings	Percentage of shares held	Registered address
Innovative Solar Ventures I, LLC	50%	251 Little Falls Drive, Wilmington, DE, USA 19808
VVPR-ITP TopCo Pty Limited	50%	153 Walker St, North Sydney NSW, Australia 2060

* V.V.P. Holdings Inc. is controlled by VivoPower Pty Ltd, notwithstanding only owning
40%
of the ordinary share capital.